PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Multi-Employer Plans
Pension expense for multiemployer plans	$ 31	$ 69
Defined contribution plan - U. S. Plan
Defined Contribution Plan Disclosures
Company costs associated with defined contribution plans	93	78	44
Defined contribution plan - non U. S. Plan
Defined Contribution Plan Disclosures
Company costs associated with defined contribution plans	29	31	35
Integration of CCE's North American Operations [Member]
Multi-Employer Plans
Pension expense related to withdrawal from certain of the plans		$ 32
Primary US Plan [Member]
Defined Contribution Plan Disclosures
Maximum employer contribution as a percentage of compensation (as a percent)	3.50%